Business developments (Details 4) (Credit Suisse Securities (USA) LLC, Mortgage-related matters - Individual investor actions, Federal Housing Finance Agency (FHFA) as conservator for Fannie Mae and Freddie Mac, US District Court for the Southern District of New York (SDNY), Subsequent Event, USD $)
1 Months Ended
	Mar. 31, 2014	Feb. 28, 2014
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Housing Finance Agency (FHFA) as conservator for Fannie Mae and Freddie Mac | US District Court for the Southern District of New York (SDNY) | Subsequent Event

Subsequent Event [Line Items]
RMBS issued by third party, amount related to settlement by CSS LLC	$ 16,600,000,000	$ 1,400,000,000
Fines, judgments and settlements paid	$ 885,000,000